Summary of Significant Accounting Policies: Reinsurance (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Reinsurance

Reinsurance

Reinsurance premiums, claims and benefits, commission expense reimbursements, and reserves related to reinsured business ceded are accounted for on a basis consistent with the accounting for the underlying direct policies that have been ceded and the terms of the reinsurance contracts.  Premiums and insurance claims and benefits in the statements of operations and comprehensive income (loss) are reported net of the amounts ceded to other companies under such reinsurance contracts.  Ceded insurance reserves and ceded benefits paid are included in reinsurance recoverables along with certain ceded policyholder account balances, which include mortality risk.  A prepaid reinsurance asset is also recorded for the portion of unearned premiums related to ceded policies.